Shareholder Report	2 Months Ended		12 Months Ended
	Aug. 31, 2026 USD ($) Holding		Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			James Alpha Funds Trust
Entity Central Index Key			0001829774
Entity Investment Company Type			N-1A
Document Period End Date			Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report		Annual Shareholder Report
C000224297
Shareholder Report [Line Items]
Fund Name			Easterly Global Real Estate Fund
Class Name			Class A
Trading Symbol			JAREX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number			(833) 999-2636
Additional Information Website			https://funds.easterlyam.com/resources/
Expenses Paid, Amount			$ 160
Expense Ratio, Percent			1.54%
AssetsNet	$ 175,940,461		$ 175,940,461
Holdings Count | Holding	40		40
Advisory Fees Paid, Amount			$ 1,442,207
InvestmentCompanyPortfolioTurnover			149.00%
C000224296
Shareholder Report [Line Items]
Fund Name			Easterly Global Real Estate Fund
Class Name			Class C
Trading Symbol			JACRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number			(833) 999-2636
Additional Information Website			https://funds.easterlyam.com/resources/
Expenses Paid, Amount			$ 236
Expense Ratio, Percent			2.29%
AssetsNet	$ 175,940,461		$ 175,940,461
Holdings Count | Holding	40		40
Advisory Fees Paid, Amount			$ 1,442,207
InvestmentCompanyPortfolioTurnover			149.00%
C000224295
Shareholder Report [Line Items]
Fund Name			Easterly Global Real Estate Fund
Class Name			Class I
Trading Symbol			JARIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number			(833) 999-2636
Additional Information Website			https://funds.easterlyam.com/resources/
Expenses Paid, Amount			$ 108
Expense Ratio, Percent			1.04%
AssetsNet	$ 175,940,461		$ 175,940,461
Holdings Count | Holding	40		40
Advisory Fees Paid, Amount			$ 1,442,207
InvestmentCompanyPortfolioTurnover			149.00%
C000224298
Shareholder Report [Line Items]
Fund Name			Easterly Global Real Estate Fund
Class Name			Class R6
Trading Symbol			JARSX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number			(833) 999-2636
Additional Information Website			https://funds.easterlyam.com/resources/
Expenses Paid, Amount			$ 98
Expense Ratio, Percent			0.94%
Performance Inception Date			Aug. 17, 2017
AssetsNet	$ 175,940,461		$ 175,940,461
Holdings Count | Holding	40		40
Advisory Fees Paid, Amount			$ 1,442,207
InvestmentCompanyPortfolioTurnover			149.00%
C000224305
Shareholder Report [Line Items]
Fund Name			Easterly Hedged Equity Fund
Class Name			Class A
Trading Symbol			JDAEX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number			(833) 999-2636
Additional Information Website			https://funds.easterlyam.com/resources/
Expenses Paid, Amount			$ 165
Expense Ratio, Percent			1.55%
AssetsNet	$ 686,502,860		$ 686,502,860
Holdings Count | Holding	16		16
Advisory Fees Paid, Amount			$ 5,271,614
InvestmentCompanyPortfolioTurnover			25.00%
C000224306
Shareholder Report [Line Items]
Fund Name			Easterly Hedged Equity Fund
Class Name			Class C
Trading Symbol			JDCEX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number			(833) 999-2636
Additional Information Website			https://funds.easterlyam.com/resources/
Expenses Paid, Amount			$ 244
Expense Ratio, Percent			2.30%
AssetsNet	$ 686,502,860		$ 686,502,860
Holdings Count | Holding	16		16
Advisory Fees Paid, Amount			$ 5,271,614
InvestmentCompanyPortfolioTurnover			25.00%
C000224307
Shareholder Report [Line Items]
Fund Name			Easterly Hedged Equity Fund
Class Name			Class I
Trading Symbol			JDIEX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number			(833) 999-2636
Additional Information Website			https://funds.easterlyam.com/resources/
Expenses Paid, Amount			$ 138
Expense Ratio, Percent			1.30%
AssetsNet	$ 686,502,860		$ 686,502,860
Holdings Count | Holding	16		16
Advisory Fees Paid, Amount			$ 5,271,614
InvestmentCompanyPortfolioTurnover			25.00%
C000224308
Shareholder Report [Line Items]
Fund Name			Easterly Hedged Equity Fund
Class Name			Class R6
Trading Symbol			JDSEX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number			(833) 999-2636
Additional Information Website			https://funds.easterlyam.com/resources/
Expenses Paid, Amount			$ 111
Expense Ratio, Percent			1.04%
Performance Inception Date			Aug. 17, 2017
AssetsNet	$ 686,502,860		$ 686,502,860
Holdings Count | Holding	16		16
Advisory Fees Paid, Amount			$ 5,271,614
InvestmentCompanyPortfolioTurnover			25.00%
C000224285
Shareholder Report [Line Items]
Fund Name			Easterly Income Opportunities Fund
Class Name			Class A
Trading Symbol			JASVX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number			1-833-999-2636
Additional Information Website			https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$169	1.66%

Expenses Paid, Amount			$ 169
Expense Ratio, Percent			1.66%
Line Graph [Table Text Block]
Table Summary
	Easterly Income Opportunities Fund - with load	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$9,425	$10,000
Aug-2018	$9,444	$9,996
Aug-2019	$10,308	$11,013
Aug-2020	$11,405	$11,726
Aug-2021	$12,417	$11,716
Aug-2022	$11,879	$10,367
Aug-2023	$12,017	$10,243
Aug-2024	$12,968	$10,991
Aug-2025	$13,988	$11,335
Aug-2026	$14,448	$11,550

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund
Without Load	3.28%	3.08%	5.47%
With Load	1.22%	2.66%	4.69%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.81%

Performance Inception Date			Aug. 21, 2018
AssetsNet	$ 426,419,272		$ 426,419,272
Holdings Count | Holding	910		910
Advisory Fees Paid, Amount			$ 3,831,757
InvestmentCompanyPortfolioTurnover			26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$426,419,272
Number of Portfolio Holdings	910
Advisory Fee (net of waivers)	$3,831,757
Portfolio Turnover	26%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	73.5%
Corporate Bonds	15.2%
Municipal Bonds	0.1%
U.S. Government & Agencies	11.2%

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	6.1%
Other Industries	2.6%
Residential Mortgage	1.5%
Agency CMBS	1.6%
Whole Business	1.8%
Banking	1.9%
Student Loans	2.1%
Agency Fixed Rate	2.3%
Other ABS	3.2%
U.S. Treasury Inflation Protected	3.2%
Specialty Finance	3.8%
U.S. Treasury Notes	5.0%
Home Equity	5.7%
Institutional Financial Services	8.2%
Non Agency CMBS	20.0%
CMO	31.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 3.625%, 12/31/30	2.7%
United States Treasury Inflation Indexed Bonds, 2.375%, 07/15/36	2.3%
United States Treasury Note, 3.875%, 03/31/28	2.3%
Fannie Mae or Freddie Mac, 5.000%, 08/25/46	2.3%
A&D Mortgage Trust, 2025-NQM1, 5.430%, 03/25/70	1.4%
New Residential Mortgage Loan Trust, 2025-NQM4, 5.350%, 07/25/65	1.3%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.668%, 03/5/33	1.2%
Verus Securitization Trust, 2023-7, 7.930%, 10/25/68	1.2%
BRAVO Residential Funding Trust, 2024-NQM1, 8.137%, 12/1/63	1.1%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.1%

Material Fund Change [Text Block]

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.
C000224286
Shareholder Report [Line Items]
Fund Name			Easterly Income Opportunities Fund
Class Name			Class C
Trading Symbol			JSVCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number			1-833-999-2636
Additional Information Website			https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$244	2.41%

Expenses Paid, Amount			$ 244
Expense Ratio, Percent			2.41%
Line Graph [Table Text Block]
Table Summary
	Easterly Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$10,000	$10,000
Aug-2018	$10,020	$9,996
Aug-2019	$10,721	$11,013
Aug-2020	$11,773	$11,726
Aug-2021	$12,714	$11,716
Aug-2022	$12,073	$10,367
Aug-2023	$12,138	$10,243
Aug-2024	$13,002	$10,991
Aug-2025	$13,908	$11,335
Aug-2026	$14,271	$11,550

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund
Without Load	2.61%	2.34%	4.53%
With Load	1.63%	2.34%	4.53%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.81%

Performance Inception Date			Aug. 21, 2018
AssetsNet	$ 426,419,272		$ 426,419,272
Holdings Count | Holding	910		910
Advisory Fees Paid, Amount			$ 3,831,757
InvestmentCompanyPortfolioTurnover			26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$426,419,272
Number of Portfolio Holdings	910
Advisory Fee (net of waivers)	$3,831,757
Portfolio Turnover	26%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	73.5%
Corporate Bonds	15.2%
Municipal Bonds	0.1%
U.S. Government & Agencies	11.2%

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	6.1%
Other Industries	2.6%
Residential Mortgage	1.5%
Agency CMBS	1.6%
Whole Business	1.8%
Banking	1.9%
Student Loans	2.1%
Agency Fixed Rate	2.3%
Other ABS	3.2%
U.S. Treasury Inflation Protected	3.2%
Specialty Finance	3.8%
U.S. Treasury Notes	5.0%
Home Equity	5.7%
Institutional Financial Services	8.2%
Non Agency CMBS	20.0%
CMO	31.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 3.625%, 12/31/30	2.7%
United States Treasury Inflation Indexed Bonds, 2.375%, 07/15/36	2.3%
United States Treasury Note, 3.875%, 03/31/28	2.3%
Fannie Mae or Freddie Mac, 5.000%, 08/25/46	2.3%
A&D Mortgage Trust, 2025-NQM1, 5.430%, 03/25/70	1.4%
New Residential Mortgage Loan Trust, 2025-NQM4, 5.350%, 07/25/65	1.3%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.668%, 03/5/33	1.2%
Verus Securitization Trust, 2023-7, 7.930%, 10/25/68	1.2%
BRAVO Residential Funding Trust, 2024-NQM1, 8.137%, 12/1/63	1.1%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.1%

Material Fund Change [Text Block]

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.
C000224288
Shareholder Report [Line Items]
Fund Name			Easterly Income Opportunities Fund
Class Name			Class I
Trading Symbol			JSVIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number			1-833-999-2636
Additional Information Website			https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$144	1.41%

Expenses Paid, Amount			$ 144
Expense Ratio, Percent			1.41%
Line Graph [Table Text Block]
Table Summary
	Easterly Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$1,000,000	$1,000,000
Aug-2018	$1,002,000	$999,620
Aug-2019	$1,075,677	$1,101,308
Aug-2020	$1,193,286	$1,172,598
Aug-2021	$1,301,273	$1,171,611
Aug-2022	$1,247,959	$1,036,691
Aug-2023	$1,267,419	$1,024,321
Aug-2024	$1,371,307	$1,099,058
Aug-2025	$1,480,192	$1,133,530
Aug-2026	$1,534,272	$1,154,960

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund	3.65%	3.35%	5.48%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.81%

Performance Inception Date			Aug. 21, 2018
AssetsNet	$ 426,419,272		$ 426,419,272
Holdings Count | Holding	910		910
Advisory Fees Paid, Amount			$ 3,831,757
InvestmentCompanyPortfolioTurnover			26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$426,419,272
Number of Portfolio Holdings	910
Advisory Fee (net of waivers)	$3,831,757
Portfolio Turnover	26%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	73.5%
Corporate Bonds	15.2%
Municipal Bonds	0.1%
U.S. Government & Agencies	11.2%

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	6.1%
Other Industries	2.6%
Residential Mortgage	1.5%
Agency CMBS	1.6%
Whole Business	1.8%
Banking	1.9%
Student Loans	2.1%
Agency Fixed Rate	2.3%
Other ABS	3.2%
U.S. Treasury Inflation Protected	3.2%
Specialty Finance	3.8%
U.S. Treasury Notes	5.0%
Home Equity	5.7%
Institutional Financial Services	8.2%
Non Agency CMBS	20.0%
CMO	31.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 3.625%, 12/31/30	2.7%
United States Treasury Inflation Indexed Bonds, 2.375%, 07/15/36	2.3%
United States Treasury Note, 3.875%, 03/31/28	2.3%
Fannie Mae or Freddie Mac, 5.000%, 08/25/46	2.3%
A&D Mortgage Trust, 2025-NQM1, 5.430%, 03/25/70	1.4%
New Residential Mortgage Loan Trust, 2025-NQM4, 5.350%, 07/25/65	1.3%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.668%, 03/5/33	1.2%
Verus Securitization Trust, 2023-7, 7.930%, 10/25/68	1.2%
BRAVO Residential Funding Trust, 2024-NQM1, 8.137%, 12/1/63	1.1%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.1%

Material Fund Change [Text Block]

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.
C000224287
Shareholder Report [Line Items]
Fund Name			Easterly Income Opportunities Fund
Class Name			Class R6
Trading Symbol			JASSX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number			1-833-999-2636
Additional Information Website			https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$101	0.99%

Expenses Paid, Amount			$ 101
Expense Ratio, Percent			0.99%
Line Graph [Table Text Block]
Table Summary
	Easterly Income Opportunities Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2018	$10,000	$10,000
Aug-2018	$10,020	$9,996
Aug-2019	$10,797	$11,013
Aug-2020	$12,016	$11,726
Aug-2021	$13,152	$11,716
Aug-2022	$12,668	$10,367
Aug-2023	$12,913	$10,243
Aug-2024	$14,043	$10,991
Aug-2025	$15,255	$11,335
Aug-2026	$15,882	$11,550

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 21, 2018)
Easterly Income Opportunities Fund	4.11%	3.85%	5.93%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.81%

Performance Inception Date			Aug. 21, 2018
AssetsNet	$ 426,419,272		$ 426,419,272
Holdings Count | Holding	910		910
Advisory Fees Paid, Amount			$ 3,831,757
InvestmentCompanyPortfolioTurnover			26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$426,419,272
Number of Portfolio Holdings	910
Advisory Fee (net of waivers)	$3,831,757
Portfolio Turnover	26%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	73.5%
Corporate Bonds	15.2%
Municipal Bonds	0.1%
U.S. Government & Agencies	11.2%

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	6.1%
Other Industries	2.6%
Residential Mortgage	1.5%
Agency CMBS	1.6%
Whole Business	1.8%
Banking	1.9%
Student Loans	2.1%
Agency Fixed Rate	2.3%
Other ABS	3.2%
U.S. Treasury Inflation Protected	3.2%
Specialty Finance	3.8%
U.S. Treasury Notes	5.0%
Home Equity	5.7%
Institutional Financial Services	8.2%
Non Agency CMBS	20.0%
CMO	31.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 3.625%, 12/31/30	2.7%
United States Treasury Inflation Indexed Bonds, 2.375%, 07/15/36	2.3%
United States Treasury Note, 3.875%, 03/31/28	2.3%
Fannie Mae or Freddie Mac, 5.000%, 08/25/46	2.3%
A&D Mortgage Trust, 2025-NQM1, 5.430%, 03/25/70	1.4%
New Residential Mortgage Loan Trust, 2025-NQM4, 5.350%, 07/25/65	1.3%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.668%, 03/5/33	1.2%
Verus Securitization Trust, 2023-7, 7.930%, 10/25/68	1.2%
BRAVO Residential Funding Trust, 2024-NQM1, 8.137%, 12/1/63	1.1%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.1%

Material Fund Change [Text Block]

How Has The Fund Changed?

No material changes occurred during the year ended August 31, 2026.
C000273896
Shareholder Report [Line Items]
Fund Name	Easterly Snow All Cap Value Fund
Class Name	Class A
Trading Symbol	SNVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Snow All Cap Value Fund for the period of July 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$21	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	1.20%	[1]
Line Graph [Table Text Block]

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly Snow All Cap Value Fund - with load	Bloomberg US 3000 Value (USD) TR	Russell 3000® Value Index	Bloomberg US 3000 Index
06/26/26	$9,424	$10,000	$10,000	$10,000
06/30/26	$9,355	$9,966	$9,987	$10,199
07/31/26	$9,769	$10,090	$10,353	$10,141
08/31/26	$9,827	$10,301	$10,556	$10,422

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Since Inception (June 26, 2026)
Easterly Snow All Cap Value Fund
Without Load	4.28%
With Load	-1.73%
Bloomberg US 3000 Index	4.22%
Bloomberg US 3000 Value (USD) TR	3.01%
Russell 3000® Value Index	5.56%

Performance Inception Date	Jun. 26, 2026
AssetsNet	$ 472,448,539		$ 472,448,539
Holdings Count | Holding	70		70
Advisory Fees Paid, Amount	$ 591,379
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$472,448,539
Number of Portfolio Holdings	70
Advisory Fee (net of waivers)	$591,379
Portfolio Turnover	30%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.0%
Real Estate	1.4%
Consumer Staples	1.6%
Communications	4.0%
Energy	5.5%
Materials	7.0%
Technology	8.8%
Consumer Discretionary	10.5%
Health Care	15.6%
Financials	19.6%
Industrials	21.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Walt Disney Company (The)	2.3%
Jackson Financial, Inc.	2.2%
Abercrombie & Fitch Company, Class A	2.2%
Cleveland-Cliffs, Inc.	2.2%
Astec Industries, Inc.	2.0%
MetLife, Inc.	2.0%
JPMorgan Chase & Company	1.9%
Progyny, Inc.	1.9%
Bank of America Corporation	1.9%
Brinker International, Inc.	1.9%

C000273897
Shareholder Report [Line Items]
Fund Name	Easterly Snow All Cap Value Fund
Class Name	Class C
Trading Symbol	SNVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Snow All Cap Value Fund for the period of July 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$34	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	1.95%	[2]
Line Graph [Table Text Block]

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Easterly Snow All Cap Value Fund	Bloomberg US 3000 Value (USD) TR	Russell 3000® Value Index	Bloomberg US 3000 Index
06/26/26	$9,423	$10,000	$10,000	$10,000
06/30/26	$9,354	$9,966	$9,987	$10,199
07/31/26	$9,758	$10,090	$10,353	$10,141
08/31/26	$9,813	$10,301	$10,556	$10,422

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Since Inception (June 26, 2026)
Easterly Snow All Cap Value Fund	4.14%
Bloomberg US 3000 Index	4.22%
Bloomberg US 3000 Value (USD) TR	3.01%
Russell 3000® Value Index	5.56%

Performance Inception Date	Jun. 26, 2026
AssetsNet	$ 472,448,539		$ 472,448,539
Holdings Count | Holding	70		70
Advisory Fees Paid, Amount	$ 591,379
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$472,448,539
Number of Portfolio Holdings	70
Advisory Fee (net of waivers)	$591,379
Portfolio Turnover	30%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.0%
Real Estate	1.4%
Consumer Staples	1.6%
Communications	4.0%
Energy	5.5%
Materials	7.0%
Technology	8.8%
Consumer Discretionary	10.5%
Health Care	15.6%
Financials	19.6%
Industrials	21.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Walt Disney Company (The)	2.3%
Jackson Financial, Inc.	2.2%
Abercrombie & Fitch Company, Class A	2.2%
Cleveland-Cliffs, Inc.	2.2%
Astec Industries, Inc.	2.0%
MetLife, Inc.	2.0%
JPMorgan Chase & Company	1.9%
Progyny, Inc.	1.9%
Bank of America Corporation	1.9%
Brinker International, Inc.	1.9%

C000273895
Shareholder Report [Line Items]
Fund Name	Easterly Snow All Cap Value Fund
Class Name	Class I
Trading Symbol	SNVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Snow All Cap Value Fund for the period of July 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.95%	[3]
Line Graph [Table Text Block]

How has the Fund performed since inception?

Total Return Based on a Hypothetical $100,000 Investment

Table Summary
	Easterly Snow All Cap Value Fund	Bloomberg US 3000 Value (USD) TR	Russell 3000® Value Index	Bloomberg US 3000 Index
06/26/26	$94,261	$100,000	$100,000	$100,000
06/30/26	$93,556	$99,656	$99,865	$101,991
07/31/26	$97,724	$100,896	$103,526	$101,408
08/31/26	$98,333	$103,009	$105,559	$104,223

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Since Inception (June 26, 2026)
Easterly Snow All Cap Value Fund	4.32%
Bloomberg US 3000 Index	4.22%
Bloomberg US 3000 Value (USD) TR	3.01%
Russell 3000® Value Index	5.56%

Performance Inception Date	Jun. 26, 2026
AssetsNet	$ 472,448,539		$ 472,448,539
Holdings Count | Holding	70		70
Advisory Fees Paid, Amount	$ 591,379
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$472,448,539
Number of Portfolio Holdings	70
Advisory Fee (net of waivers)	$591,379
Portfolio Turnover	30%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.0%
Real Estate	1.4%
Consumer Staples	1.6%
Communications	4.0%
Energy	5.5%
Materials	7.0%
Technology	8.8%
Consumer Discretionary	10.5%
Health Care	15.6%
Financials	19.6%
Industrials	21.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Walt Disney Company (The)	2.3%
Jackson Financial, Inc.	2.2%
Abercrombie & Fitch Company, Class A	2.2%
Cleveland-Cliffs, Inc.	2.2%
Astec Industries, Inc.	2.0%
MetLife, Inc.	2.0%
JPMorgan Chase & Company	1.9%
Progyny, Inc.	1.9%
Bank of America Corporation	1.9%
Brinker International, Inc.	1.9%

C000230314
Shareholder Report [Line Items]
Fund Name			Easterly Snow Long/Short Opportunity Fund
Class Name			Class A
Trading Symbol			SNOAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number			1-833-999-2636
Additional Information Website			https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$221	1.95%

Expenses Paid, Amount			$ 221
Expense Ratio, Percent			1.95%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Easterly Snow Long/Short Opportunity Fund
Without Load	26.33%	10.64%	10.11%
With Load	19.07%	9.34%	9.46%
Bloomberg US 3000 Index	20.36%	11.70%	14.84%
Bloomberg US 3000 Value (USD) TR	27.75%	12.21%	11.89%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 3000® Value Index	29.77%	11.64%	11.66%

AssetsNet	$ 115,624,335		$ 115,624,335
Holdings Count | Holding	147		147
Advisory Fees Paid, Amount			$ 847,741
InvestmentCompanyPortfolioTurnover			56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$115,624,335
Number of Portfolio Holdings	147
Advisory Fee	$847,741
Portfolio Turnover	56%

Holdings [Text Block]

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-16.0%
Commodity	0.4%
Equity	2.2%
Communications	2.3%
Utilities	2.3%
Consumer Staples	3.7%
Industrials	5.9%
Technology	10.3%
Consumer Discretionary	12.5%
Materials	17.4%
Financials	18.2%
Energy	19.6%
Health Care	21.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
B2Gold Corporation	4.8%
ConocoPhillips	3.7%
Marathon Petroleum Corporation	3.5%
Range Resources Corporation	3.2%
Dell Technologies, Inc.	3.2%
Pacira BioSciences, Inc.	3.1%
Whitecap Resources, Inc.	3.0%
Hudbay Minerals, Inc.	3.0%
Citigroup, Inc.	2.9%
Regeneron Pharmaceuticals, Inc.	2.9%

C000230311
Shareholder Report [Line Items]
Fund Name			Easterly Snow Long/Short Opportunity Fund
Class Name			Class C
Trading Symbol			SNOCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number			1-833-999-2636
Additional Information Website			https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$303	2.69%

Expenses Paid, Amount			$ 303
Expense Ratio, Percent			2.69%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Easterly Snow Long/Short Opportunity Fund
Without Load	25.38%	9.82%	9.30%
With Load	24.38%	9.82%	9.30%
Bloomberg US 3000 Index	20.36%	11.70%	14.84%
Bloomberg US 3000 Value (USD) TR	27.75%	12.21%	11.89%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 3000® Value Index	29.77%	11.64%	11.66%

AssetsNet	$ 115,624,335		$ 115,624,335
Holdings Count | Holding	147		147
Advisory Fees Paid, Amount			$ 847,741
InvestmentCompanyPortfolioTurnover			56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$115,624,335
Number of Portfolio Holdings	147
Advisory Fee	$847,741
Portfolio Turnover	56%

Holdings [Text Block]

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-16.0%
Commodity	0.4%
Equity	2.2%
Communications	2.3%
Utilities	2.3%
Consumer Staples	3.7%
Industrials	5.9%
Technology	10.3%
Consumer Discretionary	12.5%
Materials	17.4%
Financials	18.2%
Energy	19.6%
Health Care	21.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
B2Gold Corporation	4.8%
ConocoPhillips	3.7%
Marathon Petroleum Corporation	3.5%
Range Resources Corporation	3.2%
Dell Technologies, Inc.	3.2%
Pacira BioSciences, Inc.	3.1%
Whitecap Resources, Inc.	3.0%
Hudbay Minerals, Inc.	3.0%
Citigroup, Inc.	2.9%
Regeneron Pharmaceuticals, Inc.	2.9%

C000230312
Shareholder Report [Line Items]
Fund Name			Easterly Snow Long/Short Opportunity Fund
Class Name			Class I
Trading Symbol			SNOIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number			1-833-999-2636
Additional Information Website			https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$192	1.69%

Expenses Paid, Amount			$ 192
Expense Ratio, Percent			1.69%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Easterly Snow Long/Short Opportunity Fund	26.64%	10.91%	10.39%
Bloomberg US 3000 Index	20.36%	11.70%	14.84%
Bloomberg US 3000 Value (USD) TR	27.75%	12.21%	11.89%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 3000® Value Index	29.77%	11.64%	11.66%

AssetsNet	$ 115,624,335		$ 115,624,335
Holdings Count | Holding	147		147
Advisory Fees Paid, Amount			$ 847,741
InvestmentCompanyPortfolioTurnover			56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$115,624,335
Number of Portfolio Holdings	147
Advisory Fee	$847,741
Portfolio Turnover	56%

Holdings [Text Block]

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-16.0%
Commodity	0.4%
Equity	2.2%
Communications	2.3%
Utilities	2.3%
Consumer Staples	3.7%
Industrials	5.9%
Technology	10.3%
Consumer Discretionary	12.5%
Materials	17.4%
Financials	18.2%
Energy	19.6%
Health Care	21.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
B2Gold Corporation	4.8%
ConocoPhillips	3.7%
Marathon Petroleum Corporation	3.5%
Range Resources Corporation	3.2%
Dell Technologies, Inc.	3.2%
Pacira BioSciences, Inc.	3.1%
Whitecap Resources, Inc.	3.0%
Hudbay Minerals, Inc.	3.0%
Citigroup, Inc.	2.9%
Regeneron Pharmaceuticals, Inc.	2.9%

C000230313
Shareholder Report [Line Items]
Fund Name			Easterly Snow Long/Short Opportunity Fund
Class Name			Class R6
Trading Symbol			SNORX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number			1-833-999-2636
Additional Information Website			https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$173	1.53%

Expenses Paid, Amount			$ 173
Expense Ratio, Percent			1.53%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (November 4, 2021)
Easterly Snow Long/Short Opportunity Fund	26.60%	10.61%
Bloomberg US 3000 Index	20.36%	11.28%
Bloomberg US 3000 Value (USD) TR	27.75%	12.01%
Russell 3000® Index	20.10%	11.39%
Russell 3000® Value Index	29.77%	11.51%

Performance Inception Date			Nov. 04, 2021
AssetsNet	$ 115,624,335		$ 115,624,335
Holdings Count | Holding	147		147
Advisory Fees Paid, Amount			$ 847,741
InvestmentCompanyPortfolioTurnover			56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$115,624,335
Number of Portfolio Holdings	147
Advisory Fee	$847,741
Portfolio Turnover	56%

Holdings [Text Block]

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-16.0%
Commodity	0.4%
Equity	2.2%
Communications	2.3%
Utilities	2.3%
Consumer Staples	3.7%
Industrials	5.9%
Technology	10.3%
Consumer Discretionary	12.5%
Materials	17.4%
Financials	18.2%
Energy	19.6%
Health Care	21.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
B2Gold Corporation	4.8%
ConocoPhillips	3.7%
Marathon Petroleum Corporation	3.5%
Range Resources Corporation	3.2%
Dell Technologies, Inc.	3.2%
Pacira BioSciences, Inc.	3.1%
Whitecap Resources, Inc.	3.0%
Hudbay Minerals, Inc.	3.0%
Citigroup, Inc.	2.9%
Regeneron Pharmaceuticals, Inc.	2.9%

C000230318
Shareholder Report [Line Items]
Fund Name			Easterly Snow Small Cap Value Fund
Class Name			Class A
Trading Symbol			SNWAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number			1-833-999-2636
Additional Information Website			https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.20%

Expenses Paid, Amount			$ 137
Expense Ratio, Percent			1.20%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Easterly Snow Small Cap Value Fund
Without Load	28.30%	12.76%	11.85%
With Load	20.92%	11.43%	11.19%
Bloomberg US 2000 Value Index	24.54%	8.93%	10.39%
Bloomberg US 3000 Index	20.36%	11.70%	14.84%
Russell 2000® Value Index	29.95%	8.52%	10.08%
Russell 3000® Index	20.10%	11.80%	14.84%

AssetsNet	$ 94,642,662		$ 94,642,662
Holdings Count | Holding	72		72
Advisory Fees Paid, Amount			$ 152,750
InvestmentCompanyPortfolioTurnover			103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$94,642,662
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$152,750
Portfolio Turnover	103%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.0%
Communications	1.4%
Consumer Staples	1.6%
Real Estate	2.7%
Energy	5.2%
Technology	6.0%
Materials	9.0%
Health Care	9.6%
Consumer Discretionary	17.7%
Industrials	19.6%
Financials	22.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Abercrombie & Fitch Company, Class A	4.6%
Progyny, Inc.	3.8%
Jackson Financial, Inc.	2.8%
Hudbay Minerals, Inc.	2.8%
Delek US Holdings, Inc.	2.8%
Cleveland-Cliffs, Inc.	2.8%
Zions Bancorp NA	2.6%
Brinker International, Inc.	2.4%
Commercial Metals Company	2.4%
Visteon Corporation	2.4%

C000230315
Shareholder Report [Line Items]
Fund Name			Easterly Snow Small Cap Value Fund
Class Name			Class C
Trading Symbol			SNWCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number			1-833-999-2636
Additional Information Website			https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$222	1.95%

Expenses Paid, Amount			$ 222
Expense Ratio, Percent			1.95%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Easterly Snow Small Cap Value Fund
Without Load	27.34%	11.92%	11.02%
With Load	26.34%	11.92%	11.02%
Bloomberg US 2000 Value Index	24.54%	8.93%	10.39%
Bloomberg US 3000 Index	20.36%	11.70%	14.84%
Russell 2000® Value Index	29.95%	8.52%	10.08%
Russell 3000® Index	20.10%	11.80%	14.84%

AssetsNet	$ 94,642,662		$ 94,642,662
Holdings Count | Holding	72		72
Advisory Fees Paid, Amount			$ 152,750
InvestmentCompanyPortfolioTurnover			103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$94,642,662
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$152,750
Portfolio Turnover	103%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.0%
Communications	1.4%
Consumer Staples	1.6%
Real Estate	2.7%
Energy	5.2%
Technology	6.0%
Materials	9.0%
Health Care	9.6%
Consumer Discretionary	17.7%
Industrials	19.6%
Financials	22.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Abercrombie & Fitch Company, Class A	4.6%
Progyny, Inc.	3.8%
Jackson Financial, Inc.	2.8%
Hudbay Minerals, Inc.	2.8%
Delek US Holdings, Inc.	2.8%
Cleveland-Cliffs, Inc.	2.8%
Zions Bancorp NA	2.6%
Brinker International, Inc.	2.4%
Commercial Metals Company	2.4%
Visteon Corporation	2.4%

C000230316
Shareholder Report [Line Items]
Fund Name			Easterly Snow Small Cap Value Fund
Class Name			Class I
Trading Symbol			SNWIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number			1-833-999-2636
Additional Information Website			https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	0.95%

Expenses Paid, Amount			$ 109
Expense Ratio, Percent			0.95%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Easterly Snow Small Cap Value Fund	28.64%	13.07%	12.14%
Bloomberg US 2000 Value Index	24.54%	8.93%	10.39%
Bloomberg US 3000 Index	20.36%	11.70%	14.84%
Russell 2000® Value Index	29.95%	8.52%	10.08%
Russell 3000® Index	20.10%	11.80%	14.84%

AssetsNet	$ 94,642,662		$ 94,642,662
Holdings Count | Holding	72		72
Advisory Fees Paid, Amount			$ 152,750
InvestmentCompanyPortfolioTurnover			103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$94,642,662
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$152,750
Portfolio Turnover	103%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.0%
Communications	1.4%
Consumer Staples	1.6%
Real Estate	2.7%
Energy	5.2%
Technology	6.0%
Materials	9.0%
Health Care	9.6%
Consumer Discretionary	17.7%
Industrials	19.6%
Financials	22.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Abercrombie & Fitch Company, Class A	4.6%
Progyny, Inc.	3.8%
Jackson Financial, Inc.	2.8%
Hudbay Minerals, Inc.	2.8%
Delek US Holdings, Inc.	2.8%
Cleveland-Cliffs, Inc.	2.8%
Zions Bancorp NA	2.6%
Brinker International, Inc.	2.4%
Commercial Metals Company	2.4%
Visteon Corporation	2.4%

C000230317
Shareholder Report [Line Items]
Fund Name			Easterly Snow Small Cap Value Fund
Class Name			Class R6
Trading Symbol			SNWRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number			1-833-999-2636
Additional Information Website			https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$97	0.85%

Expenses Paid, Amount			$ 97
Expense Ratio, Percent			0.85%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (November 4, 2021)
Easterly Snow Small Cap Value Fund	28.66%	13.03%
Bloomberg US 2000 Value Index	24.54%	7.89%
Bloomberg US 3000 Index	20.36%	11.28%
Russell 2000® Value Index	29.95%	7.55%
Russell 3000® Index	20.10%	11.39%

Performance Inception Date			Nov. 04, 2021
AssetsNet	$ 94,642,662		$ 94,642,662
Holdings Count | Holding	72		72
Advisory Fees Paid, Amount			$ 152,750
InvestmentCompanyPortfolioTurnover			103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$94,642,662
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$152,750
Portfolio Turnover	103%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.0%
Communications	1.4%
Consumer Staples	1.6%
Real Estate	2.7%
Energy	5.2%
Technology	6.0%
Materials	9.0%
Health Care	9.6%
Consumer Discretionary	17.7%
Industrials	19.6%
Financials	22.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Abercrombie & Fitch Company, Class A	4.6%
Progyny, Inc.	3.8%
Jackson Financial, Inc.	2.8%
Hudbay Minerals, Inc.	2.8%
Delek US Holdings, Inc.	2.8%
Cleveland-Cliffs, Inc.	2.8%
Zions Bancorp NA	2.6%
Brinker International, Inc.	2.4%
Commercial Metals Company	2.4%
Visteon Corporation	2.4%

[1]	Annualized
[2]	Annualized
[3]	Annualized